Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 1,000,000	$ 200,000
Federal depository insurance corporation	250,000
Deferred underwriting discount	12,075,000
Other offering costs	499,651
Offering costs	18,653,960
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	0	$ 0
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	19,474,651
Underwriting discount	6,900,000
Public and Private Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 820,691